UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07265

                           OPPENHEIMER ENTERPRISE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 08/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                   10.2%
--------------------------------------------------------------------------------
Communications Equipment                                                    6.9
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    6.6
--------------------------------------------------------------------------------
Internet Software & Services                                                5.6
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            5.4
--------------------------------------------------------------------------------
Biotechnology                                                               4.7
--------------------------------------------------------------------------------
Pharmaceuticals                                                             4.6
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.3
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 4.2
--------------------------------------------------------------------------------
Capital Markets                                                             4.2

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Novartis AG, ADR                                                            3.3%
--------------------------------------------------------------------------------
Monsanto Co.                                                                3.2
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         3.2
--------------------------------------------------------------------------------
Halliburton Co.                                                             3.1
--------------------------------------------------------------------------------
Hess Corp.                                                                  2.8
--------------------------------------------------------------------------------
American Tower Corp.                                                        2.7
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.                                        2.6
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              2.6
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                               2.4
--------------------------------------------------------------------------------
Electronic Arts, Inc.                                                       2.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                         7 | OPPENHEIMER ENTERPRISE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

        Information Technology                                35.9%
          Software                                            10.3
          Communications Equipment                             6.9
          Semiconductors & Semiconductor Equipment             6.7
          Internet Software & Services                         5.7
          Computers & Peripherals                              3.7
          IT Services                                          2.6
        Health Care                                           19.2
        Consumer Discretionary                                11.9
        Industrials                                            8.8
        Financials                                             8.7
        Energy                                                 7.1
        Materials                                              3.2
        Telecommunication Services                             2.7
        Consumer Staples                                       2.5

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                         8 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended August 31, 2006, the Fund produced flat performance and trailed behind its benchmark, the S&P 500 Index. In a market environment, described below, where investors reduced their appetite for risk, our technology and biotechnology holdings underperformed.

      Shareholders should expect us to continue to adhere to our research-driven, bottom-up long-term stock selection investment strategy. We look for market leaders and emerging market leaders in high growth industries across all market capitalizations. Our focus is on well-managed businesses with strong financials and sustainable competitive advantages, which we have determined are attractively valued. We invest with a minimum one-year time frame and seek to identify a long-term investment thesis for each and every investment. In situations where we believe our longer-term thesis has been altered or compromised, we will exit or reduce our holding. If and when our long-term, internally generated, price targets are reached, we will exit our position. We believe that continuing to follow our investment process, regardless of the market environment, is the best approach to serving our shareholders over the long-term.

      Although we conduct intensive research on all of the companies that we select for the portfolio, unanticipated events arise, as occurred over the period with a number of the Fund's holdings. Underperformance was derived from holdings within the technology, healthcare and consumer discretionary sectors. Within technology, detractors included Maxim Integrated Products, Inc., and eBay, Inc. Maxim Integrated Products, Inc., a leading supplier of mixed-signal (analog and digital) semiconductors, declined as a result a cyclical downturn in its niche market. eBay, Inc., the leading electronic auction marketplace, also detracted from Fund performance as it underperformed due to negative market reaction to its expanded business model--an idea conceived by management to enhance its long-term business prospects. This company's proven management team is focused on the long-term, something we as long-term investors, are attracted to.

      Within biotechnology, Martek Biosciences Corp., a manufacturer and seller of nutritional additives found in infant formula, detracted from the Fund's results. Martek Biosciences Corp. came under pressure after a series of management missteps and new lower cost competitive products came to market. Due to the nature of these issues, we no longer had confidence in our long-term investment thesis and sold our holdings. Lastly, specialty retailer, Urban Outfitters, Inc., suffered as the company failed to correctly position its apparel line for


                         9 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

the latest fashion trends. However, fashion misses are a reality of this business, our confidence in management remains, and we have maintained our position.

      On the positive side of performance, the Fund received strong contributions from stocks in such diverse industries as telecommunication services, IT services, capital markets and medical equipment. Within the telecommunication services area, American Tower Corp. posted our strongest performance. American Tower Corp., which manages and operates communication towers for cellular phone transmission, benefited from the tremendous growth seen in the cellular phone industry. Cognizant Technology Solutions Corp., an offshore outsourcing IT services provider, posted strong results as this market continued to grow rapidly. Google, Inc., gained market share and participated fully in the rapidly expanding market for internet search.

      In the financials sector, Goldman Sachs Group, Inc. (The) benefited from a high level of mergers and acquisition activity over the period. Lastly in healthcare, Varian Medical Systems, Inc., a manufacturer and seller of x-ray and oncology products, performed well over the reporting period. The company continues to benefit from a successful product cycle as proven by its strong product sales.

      Lastly, as a result of our bottom-up stock selection investment process, we brought the Fund's average market capitalization down to levels that are now below both the Russell 3000 Growth Index and the Lipper Multi Cap Growth Fund peer group average. COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period; in the case of Class N shares, from the inception of the Class on March 1, 2001, and in the case of Class Y shares, from the inception of the Class on April 1, 1999. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund has changed its secondary benchmark index from the Russell 2000 Index to the Russell 3000 Growth Index. The Fund believes that the Russell 3000 Growth Index, a multi-cap index, is a more appropriate benchmark reflecting the types of multi-cap securities in which the Fund invests. The Fund will continue to compare its performance to the Standard & Poor's (S&P) 500 Index.

      The Fund's performance is compared to the performance of the S&P 500 Index, the Russell 3000 Growth Index, and its previous secondary benchmark, the Russell 2000 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general


                        10 | OPPENHEIMER ENTERPRISE FUND
measure of the performance of the U.S. equity securities market. The Russell 3000 Growth index is a multi-cap index of U.S. equity securities with greater-than-average growth orientation. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of mid-capitalization stocks. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                        11 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Enterprise Fund (Class A)

      S&P 500 Index

      Russell 3000 Growth Index

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer
                 Enterprise Fund                          Russell 3000        Russell 2000
                    (Class A)        S&P 500 Index        Growth Index           Index
08/31/1996             9,425             10,000              10,000              10,000
11/30/1996             9,163             11,673              11,473              10,652
02/28/1997             9,317             12,252              11,891              10,879
05/31/1997             9,173             13,211              12,834              11,551
08/31/1997            11,110             14,062              13,745              12,896
11/30/1997            11,463             15,001              14,390              13,146
02/28/1998            12,269             16,539              16,049              14,138
05/31/1998            12,868             17,261              16,361              14,006
08/31/1998            10,482             15,204              14,384              10,394
11/30/1998            12,925             18,553              18,002              12,276
02/28/1999            15,395             19,807              19,740              12,139
05/31/1999            17,229             20,892              20,315              13,629
08/31/1999            19,113             21,257              21,283              13,342
11/30/1999            26,601             22,429              23,685              14,199
02/29/2000            38,034             22,129              26,672              18,121
05/31/2000            23,013             23,079              25,317              14,980
08/31/2000            29,603             24,723              28,491              16,965
11/30/2000            17,226             21,482              20,914              14,116
02/28/2001            14,837             20,316              18,150              15,069
05/31/2001            13,902             20,645              18,025              15,833
08/31/2001            12,564             18,697              15,780              14,992
11/30/2001            11,553             18,858              16,341              14,797
02/28/2002            10,046             18,384              15,376              15,120
05/31/2002             9,288             17,788              14,331              15,753
08/31/2002             7,503             15,334              12,243              12,678
11/30/2002             7,713             15,745              12,661              13,229
02/28/2003             7,141             14,216              11,429              11,779
05/31/2003             8,724             16,353              13,190              14,464
08/31/2003             9,684             17,183              14,127              16,364
11/30/2003             9,692             18,120              14,954              18,029
02/29/2004            10,096             19,689              15,880              19,366
05/31/2004            10,096             19,350              15,673              18,845
08/31/2004             9,507             19,149              14,858              18,222
11/30/2004            10,719             20,447              15,888              21,141
02/28/2005            10,677             21,061              16,113              21,212
05/31/2005            11,140             20,942              16,206              20,696
08/31/2005            11,806             21,553              16,795              22,432
11/30/2005            12,260             22,173              17,411              22,862
02/28/2006            12,875             22,829              17,749              24,730
05/31/2006            12,134             22,750              17,365              24,470
08/31/2006            11,806             23,465              17,449              24,531

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year  -5.75%     5-Year  -2.40%     10-Year  1.67%


                        12 | OPPENHEIMER ENTERPRISE FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Enterprise Fund (Class B)

      S&P 500 Index

      Russell 3000 Growth Index

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer
                 Enterprise Fund                          Russell 3000        Russell 2000
                    (Class B)        S&P 500 Index        Growth Index           Index
08/31/1996            10,000             10,000              10,000              10,000
11/30/1996             9,708             11,673              11,473              10,652
02/28/1997             9,845             12,252              11,891              10,879
05/31/1997             9,677             13,211              12,834              11,551
08/31/1997            11,703             14,062              13,745              12,896
11/30/1997            12,046             15,001              14,390              13,146
02/28/1998            12,869             16,539              16,049              14,138
05/31/1998            13,479             17,261              16,361              14,006
08/31/1998            10,950             15,204              14,384              10,394
11/30/1998            13,486             18,553              18,002              12,276
02/28/1999            16,036             19,807              19,740              12,139
05/31/1999            17,913             20,892              20,315              13,629
08/31/1999            19,836             21,257              21,283              13,342
11/30/1999            27,559             22,429              23,685              14,199
02/29/2000            39,331             22,129              26,672              18,121
05/31/2000            23,748             23,079              25,317              14,980
08/31/2000            30,493             24,723              28,491              16,965
11/30/2000            17,710             21,482              20,914              14,116
02/28/2001            15,230             20,316              18,150              15,069
05/31/2001            14,242             20,645              18,025              15,833
08/31/2001            12,846             18,697              15,780              14,992
11/30/2001            11,785             18,858              16,341              14,797
02/28/2002            10,235             18,384              15,376              15,120
05/31/2002             9,437             17,788              14,331              15,753
08/31/2002             7,617             15,334              12,243              12,678
11/30/2002             7,830             15,745              12,661              13,229
02/28/2003             7,249             14,216              11,429              11,779
05/31/2003             8,856             16,353              13,190              14,464
08/31/2003             9,831             17,183              14,127              16,364
11/30/2003             9,839             18,120              14,954              18,029
02/29/2004            10,250             19,689              15,880              19,366
05/31/2004            10,250             19,350              15,673              18,845
08/31/2004             9,651             19,149              14,858              18,222
11/30/2004            10,882             20,447              15,888              21,141
02/28/2005            10,839             21,061              16,113              21,212
05/31/2005            11,310             20,942              16,206              20,696
08/31/2005            11,985             21,553              16,795              22,432
11/30/2005            12,447             22,173              17,411              22,862
02/28/2006            13,071             22,829              17,749              24,730
05/31/2006            12,318             22,750              17,365              24,470
08/31/2006            11,985             23,465              17,449              24,531

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year  -5.74%     5-Year  -2.39%     10-Year  1.83%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        13 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Enterprise Fund (Class C)

      S&P 500 Index

      Russell 3000 Growth Index

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer
                 Enterprise Fund                          Russell 3000        Russell 2000
                    (Class C)        S&P 500 Index        Growth Index           Index
08/31/1996            10,000             10,000              10,000              10,000
11/30/1996             9,708             11,673              11,473              10,652
02/28/1997             9,845             12,252              11,891              10,879
05/31/1997             9,670             13,211              12,834              11,551
08/31/1997            11,697             14,062              13,745              12,896
11/30/1997            12,039             15,001              14,390              13,146
02/28/1998            12,870             16,539              16,049              14,138
05/31/1998            13,472             17,261              16,361              14,006
08/31/1998            10,951             15,204              14,384              10,394
11/30/1998            13,479             18,553              18,002              12,276
02/28/1999            16,045             19,807              19,740              12,139
05/31/1999            17,922             20,892              20,315              13,629
08/31/1999            19,845             21,257              21,283              13,342
11/30/1999            27,584             22,429              23,685              14,199
02/29/2000            39,365             22,129              26,672              18,121
05/31/2000            23,773             23,079              25,317              14,980
08/31/2000            30,526             24,723              28,491              16,965
11/30/2000            17,734             21,482              20,914              14,116
02/28/2001            15,246             20,316              18,150              15,069
05/31/2001            14,258             20,645              18,025              15,833
08/31/2001            12,862             18,697              15,780              14,992
11/30/2001            11,802             18,858              16,341              14,797
02/28/2002            10,243             18,384              15,376              15,120
05/31/2002             9,454             17,788              14,331              15,753
08/31/2002             7,623             15,334              12,243              12,678
11/30/2002             7,822             15,745              12,661              13,229
02/28/2003             7,224             14,216              11,429              11,779
05/31/2003             8,810             16,353              13,190              14,464
08/31/2003             9,762             17,183              14,127              16,364
11/30/2003             9,753             18,120              14,954              18,029
02/29/2004            10,143             19,689              15,880              19,366
05/31/2004            10,125             19,350              15,673              18,845
08/31/2004             9,508             19,149              14,858              18,222
11/30/2004            10,696             20,447              15,888              21,141
02/28/2005            10,632             21,061              16,113              21,212
05/31/2005            11,076             20,942              16,206              20,696
08/31/2005            11,720             21,553              16,795              22,432
11/30/2005            12,146             22,173              17,411              22,862
02/28/2006            12,735             22,829              17,749              24,730
05/31/2006            11,983             22,750              17,365              24,470
08/31/2006            11,629             23,465              17,449              24,531

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year  -1.77%     5-Year  -1.99%      10-Year  1.52%


                        14 | OPPENHEIMER ENTERPRISE FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Enterprise Fund (Class N)

      S&P 500 Index

      Russell 3000 Growth Index

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer
                 Enterprise Fund                          Russell 3000        Russell 2000
                    (Class N)        S&P 500 Index        Growth Index           Index
03/01/2001            10,000             10,000              10,000              10,000
05/31/2001             9,295             10,162               9,931              10,507
08/31/2001             8,399              9,203               8,694               9,949
11/30/2001             7,711              9,283               9,003               9,819
02/28/2002             6,708              9,049               8,472              10,034
05/31/2002             6,195              8,756               7,896              10,454
08/31/2002             5,000              7,548               6,745               8,413
11/30/2002             5,141              7,750               6,975               8,779
02/28/2003             4,752              6,998               6,297               7,817
05/31/2003             5,800              8,050               7,267               9,599
08/31/2003             6,432              8,458               7,783              10,860
11/30/2003             6,437              8,919               8,239              11,965
02/29/2004             6,702              9,692               8,749              12,852
05/31/2004             6,697              9,524               8,635              12,506
08/31/2004             6,302              9,426               8,186              12,093
11/30/2004             7,097             10,065               8,753              14,030
02/28/2005             7,063             10,367               8,877              14,077
05/31/2005             7,368             10,308               8,929              13,734
08/31/2005             7,802             10,609               9,253              14,887
11/30/2005             8,100             10,914               9,593              15,172
02/28/2006             8,501             11,237               9,779              16,412
05/31/2006             8,010             11,198               9,567              16,239
08/31/2006             7,790             11,550               9,614              16,280

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year  -1.14%     5-Year  -1.49%      Since Inception (3/1/01)  -4.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        15 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Enterprise Fund (Class Y)

      S&P 500 Index

      Russell 3000 Growth Index

      Russell 2000

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer
                 Enterprise Fund                         Russell 3000        Russell 2000
                    (Class Y)         S&P 500 Index      Growth Index           Index
04/01/1999            10,000             10,000              10,000              10,000
05/31/1999            10,115             10,142               9,787              11,055
08/31/1999            11,234             10,319              10,254              10,822
11/30/1999            15,649             10,889              11,411              11,517
02/29/2000            22,407             10,743              12,850              14,698
05/31/2000            13,570             11,204              12,197              12,151
08/31/2000            17,477             12,002              13,727              13,761
11/30/2000            10,165             10,429              10,076              11,450
02/28/2001             8,760              9,863               8,745              12,223
05/31/2001             8,222             10,022               8,684              12,842
08/31/2001             7,432              9,077               7,603              12,161
11/30/2001             6,839              9,155               7,873              12,002
02/28/2002             5,955              8,925               7,408              12,265
05/31/2002             5,511              8,636               6,905              12,778
08/31/2002             4,454              7,444               5,899              10,283
11/30/2002             4,578              7,644               6,100              10,730
02/28/2003             4,247              6,902               5,506               9,555
05/31/2003             5,190              7,939               6,355              11,732
08/31/2003             5,763              8,342               6,806              13,274
11/30/2003             5,777              8,797               7,205              14,624
02/29/2004             6,024              9,558               7,651              15,709
05/31/2004             6,034              9,394               7,551              15,286
08/31/2004             5,689              9,296               7,158              14,781
11/30/2004             6,415              9,927               7,655              17,148
02/28/2005             6,395             10,225               7,763              17,206
05/31/2005             6,681             10,167               7,808              16,787
08/31/2005             7,086             10,463               8,092              18,195
11/30/2005             7,368             10,764               8,389              18,544
02/28/2006             7,738             11,083               8,551              20,060
05/31/2006             7,303             11,044               8,366              19,848
08/31/2006             7,116             11,392               8,407              19,898

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/06

1-Year  0.42%     5-Year  -0.87%     Since Inception (4/1/99)  -4.48%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.

                        16 | OPPENHEIMER ENTERPRISE FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/7/95. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/7/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                        17 | OPPENHEIMER ENTERPRISE FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 4/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        18 | OPPENHEIMER ENTERPRISE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                        19 | OPPENHEIMER ENTERPRISE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING          ENDING             EXPENSES
                                 ACCOUNT            ACCOUNT            PAID DURING
                                 VALUE              VALUE              6 MONTHS ENDED
                                 (3/1/06)           (8/31/06)          AUGUST 31, 2006
------------------------------------------------------------------------------------------
Class A Actual                   $1,000.00          $  916.90          $ 6.89
------------------------------------------------------------------------------------------
Class A Hypothetical              1,000.00           1,018.05            7.25
------------------------------------------------------------------------------------------
Class B Actual                    1,000.00             913.00           10.62
------------------------------------------------------------------------------------------
Class B Hypothetical              1,000.00           1,014.17           11.18
------------------------------------------------------------------------------------------
Class C Actual                    1,000.00             913.20           10.52
------------------------------------------------------------------------------------------
Class C Hypothetical              1,000.00           1,014.27           11.08
------------------------------------------------------------------------------------------
Class N Actual                    1,000.00             916.40            7.66
------------------------------------------------------------------------------------------
Class N Hypothetical              1,000.00           1,017.24            8.07
------------------------------------------------------------------------------------------
Class Y Actual                    1,000.00             919.60            4.51
------------------------------------------------------------------------------------------
Class Y Hypothetical              1,000.00           1,020.52            4.75

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2006 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Class A                   1.42%
-----------------------------------
Class B                   2.19
-----------------------------------
Class C                   2.17
-----------------------------------
Class N                   1.58
-----------------------------------
Class Y                   0.93

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                        20 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  August 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.8%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
Las Vegas Sands Corp. 1                                21,500      $  1,500,915
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                              69,200         3,109,156
--------------------------------------------------------------------------------
Scientific Games Corp.,
Cl. A 1                                                89,800         2,610,486
                                                                   -------------
                                                                      7,220,557

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Harman International
Industries, Inc.                                       42,500         3,447,600
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
VistaPrint Ltd. 1                                      81,180         1,991,345
--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.0%
Best Buy Co., Inc.                                     79,000         3,713,000
--------------------------------------------------------------------------------
Staples, Inc.                                         157,900         3,562,224
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                              121,300         1,903,197
                                                                   -------------
                                                                      9,178,421

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.3%
Polo Ralph Lauren
Corp.                                                  91,100         5,373,989
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.4%
--------------------------------------------------------------------------------
BEVERAGES--2.4%
PepsiCo, Inc.                                          86,200         5,627,136
--------------------------------------------------------------------------------
ENERGY--7.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.2%
Halliburton Co.                                       221,100         7,212,282
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      41,500         2,543,950
                                                                   -------------
                                                                      9,756,232

--------------------------------------------------------------------------------
OIL & GAS--2.9%
Hess Corp.                                            143,100         6,551,118
--------------------------------------------------------------------------------
FINANCIALS--8.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.2%
Goldman Sachs Group,
Inc. (The)                                             37,600         5,589,240
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       43,700         3,988,062
                                                                   -------------
                                                                      9,577,302

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
East West Bancorp, Inc.                                57,000      $  2,308,500
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
Chicago Mercantile
Exchange (The)                                         10,000         4,400,000
--------------------------------------------------------------------------------
INSURANCE--1.5%
Brown & Brown, Inc.                                   119,100         3,565,854
--------------------------------------------------------------------------------
HEALTH CARE--19.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.7%
Celgene Corp. 1                                       100,000         4,069,000
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      23,800         1,963,976
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                   38,500         2,549,855
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                35,100         2,225,340
                                                                   -------------
                                                                     10,808,171
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.4%
Bard (C.R.), Inc.                                      38,900         2,924,502
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      34,800         1,691,628
--------------------------------------------------------------------------------
Medtronic, Inc.                                        76,600         3,592,540
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                        83,100         4,429,230
                                                                   -------------
                                                                     12,637,900
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.3%
Coventry Health Care,
Inc. 1                                                 78,400         4,252,416
--------------------------------------------------------------------------------
Healthways, Inc. 1                                     47,600         2,457,112
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               62,000         3,220,900
                                                                   -------------
                                                                      9,930,428

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.6%
Novartis AG, ADR                                      132,400         7,562,688
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                          86,200         2,996,312
                                                                   -------------
                                                                     10,559,000

--------------------------------------------------------------------------------
INDUSTRIALS--8.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Rockwell Collins, Inc.                                 89,800         4,708,214


                        21 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Corporate Executive
Board Co.                                              29,800      $  2,611,672
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     38,600         2,574,234
                                                                   -------------
                                                                      5,185,906

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.9%
Rockwell Automation,
Inc.                                                   79,500         4,482,210
--------------------------------------------------------------------------------
MACHINERY--1.3%
Oshkosh Truck Corp.                                    58,300         3,014,110
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Fastenal Co.                                           75,300         2,762,004
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--35.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.9%
Cisco Systems, Inc. 1                                 334,500         7,355,655
--------------------------------------------------------------------------------
Comverse Technology,
Inc. 1                                                118,400         2,474,560
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        158,700         5,978,229
                                                                   -------------
                                                                     15,808,444

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.7%
Apple Computer, Inc. 1                                 59,000         4,003,150
--------------------------------------------------------------------------------
EMC Corp. 1                                           388,100         4,521,365
                                                                   -------------
                                                                      8,524,515

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.6%
eBay, Inc. 1                                          133,300         3,713,738
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  13,300         5,034,449
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        147,000         4,236,540
                                                                   -------------
                                                                     12,984,727

--------------------------------------------------------------------------------
IT SERVICES--2.6%
Cognizant Technology
Solutions Corp. 1                                      86,200         6,026,242
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.6%
Broadcom Corp., Cl. A 1                               186,600         5,493,504
--------------------------------------------------------------------------------
FormFactor, Inc. 1                                     30,400         1,467,104
--------------------------------------------------------------------------------
Linear Technology Corp.                               134,000         4,557,340
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                        129,300         3,762,630
                                                                   -------------
                                                                     15,280,578

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--10.2%
Amdocs Ltd. 1                                         131,200      $  4,979,040
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                       96,700         3,361,292
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                               110,000         5,606,700
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                       107,800         2,505,272
--------------------------------------------------------------------------------
SAP AG, Sponsored
ADR                                                   100,200         4,783,548
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1                                   105,300         2,379,780
                                                                   -------------
                                                                     23,615,632

--------------------------------------------------------------------------------
MATERIALS--3.2%
--------------------------------------------------------------------------------
CHEMICALS--3.2%
Monsanto Co.                                          156,800         7,438,592
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
American Tower Corp. 1                                172,400         6,182,264
                                                                   -------------
Total Common Stocks
(Cost $209,139,456)                                                 228,946,991

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
--------------------------------------------------------------------------------
Undivided interest of 0.19% in joint repurchase
agreement (Principal Amount/Value $1,235,729,000,
with a maturity value of $1,235,908,181) with
UBS Warburg LLC, 5.22%, dated 8/31/06, to
be repurchased at $2,316,336 on 9/1/06,
collateralized by Federal National
Mortgage Assn., 6%-7%,
3/1/36-8/1/36, with a
value of $1,262,388,232
(Cost $2,316,000)                                  $2,316,000         2,316,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $211,455,456)                                     100.1%      231,262,991
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (0.1)         (163,095)
                                                   -----------------------------
NET ASSETS                                              100.0%     $231,099,896
                                                   =============================


                        22 | OPPENHEIMER ENTERPRISE FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

Represents ownership of at least 5% of the voting securities of the issuer, and was an affiliate, as defined in the Investment Company Act of 1940, during the period ended August 31, 2006. There were no affiliate securities held by the Fund as of August 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES          GROSS            GROSS               SHARES
                                      AUGUST 31, 2005      ADDITIONS       REDUCTIONS      AUGUST 31, 2006
----------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C                543,478             --          543,478                   --

                                                                             DIVIDEND             REALIZED
                                                                               INCOME                 LOSS
----------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C                                                    $--           $3,979,166

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        23 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $211,455,456)--see accompanying statement of investments    $ 231,262,991
------------------------------------------------------------------------------------------------------
Cash                                                                                          316,244
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                        112,577
Shares of beneficial interest sold                                                             69,515
Other                                                                                          14,388
                                                                                        --------------
Total assets                                                                              231,775,715

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                        385,123
Distribution and service plan fees                                                             87,838
Transfer and shareholder servicing agent fees                                                  64,588
Shareholder communications                                                                     62,333
Trustees' compensation                                                                         55,853
Other                                                                                          20,084
                                                                                        --------------
Total liabilities                                                                             675,819

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 231,099,896
                                                                                        ==============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $ 556,035,450
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (55,045)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                             (344,688,044)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 19,807,535
                                                                                        --------------
NET ASSETS                                                                              $ 231,099,896
                                                                                        ==============


                        24 | OPPENHEIMER ENTERPRISE FUND

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $117,760,109 and 8,400,998 shares of beneficial interest outstanding)                       $14.02
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                    $14.88
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $37,548,391 and 2,931,349 shares of beneficial interest outstanding)                        $12.81
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $13,508,268 and 1,052,743 shares of beneficial interest outstanding)                        $12.83
-----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $50,676,296 and 3,667,783 shares of beneficial interest outstanding)                        $13.82
-----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $11,606,832 and 805,677 shares of beneficial interest outstanding)     $14.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        25 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $22,649)            $  1,101,779
--------------------------------------------------------------------------------
Interest                                                                270,934
--------------------------------------------------------------------------------
Other income                                                             27,114
                                                                   -------------
Total investment income                                               1,399,827

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,548,025
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 301,713
Class B                                                                 375,710
Class C                                                                 140,546
Class N                                                                  81,170
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 618,149
Class B                                                                 131,742
Class C                                                                  68,819
Class N                                                                 140,962
Class Y                                                                  33,605
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  97,388
Class B                                                                  38,954
Class C                                                                   9,521
Class N                                                                     812
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 954
--------------------------------------------------------------------------------
Other                                                                    24,077
                                                                   -------------
Total expenses                                                        3,612,147
Less waivers and reimbursements of expenses                            (295,879)
                                                                   -------------
Net expenses                                                          3,316,268

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (1,916,441)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
 Unaffiliated companies                                              10,531,281
 Affiliated companies                                                (3,979,166)
                                                                   -------------
Net realized gain                                                     6,552,115
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (8,348,287)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (3,712,613)
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        26 | OPPENHEIMER ENTERPRISE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                      2006             2005
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment loss                                                $ (1,916,441)    $   (864,954)
-------------------------------------------------------------------------------------------------
Net realized gain                                                     6,552,115       15,884,237
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                (8,348,287)      23,895,338
                                                                   ------------------------------
Net increase (decrease) in net assets resulting from operations      (3,712,613)      38,914,621

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                              (2,792,580)      (5,010,689)
Class B                                                               2,738,515      (19,223,491)
Class C                                                                  68,566       (1,976,711)
Class N                                                              52,081,123          150,576
Class Y                                                              (2,775,589)      (3,205,423)

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                       45,607,422        9,648,883
-------------------------------------------------------------------------------------------------
Beginning of period                                                 185,492,474      175,843,591
                                                                   ------------------------------
End of period (including accumulated net investment loss
of $55,045 and $71,013, respectively)                              $231,099,896     $185,492,474
                                                                   ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        27 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A       YEAR ENDED AUGUST 31,             2006           2005            2004           2003          2002
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  14.02       $  11.29        $  11.50       $   8.91      $  14.92
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.11) 1        (.04) 1,2       (.12) 1        (.06)         (.09)
Net realized and unrealized gain (loss)          .11           2.77            (.09) 1        2.65         (5.92)
                                            ----------------------------------------------------------------------
Total from investment operations                 .00           2.73            (.21)          2.59         (6.01)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.02       $  14.02        $  11.29       $  11.50      $   8.91
                                            ======================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3              0.00%         24.18%          (1.83)%        29.07%       (40.28)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $117,760       $121,097        $101,934       $120,101      $103,105
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $125,511       $113,233        $111,924       $100,922      $166,632
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                            (0.75)%        (0.29)% 2       (1.07)%        (0.93)%       (1.09)%
Total expenses                                  1.57%          1.61%           1.66%          1.83%         1.95%
Expenses after payments and waivers
and reduction to custodian expenses             1.42%          1.42%           1.44%          1.29%         1.60%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           43%            59%            123%           103%          150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        28 | OPPENHEIMER ENTERPRISE FUND

CLASS B       YEAR ENDED AUGUST 31,            2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 12.91       $ 10.48        $ 10.76       $  8.40      $ 14.17
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.20) 1       (.11) 1,2      (.20) 1       (.20)        (.41)
Net realized and unrealized gain (loss)         .10          2.54           (.08) 1       2.56        (5.36)
                                            -----------------------------------------------------------------
Total from investment operations               (.10)         2.43           (.28)         2.36        (5.77)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 12.81       $ 12.91        $ 10.48       $ 10.76      $  8.40
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (0.78)%       23.19%         (2.60)%       28.10%      (40.72)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $37,549       $35,359        $45,904       $62,170      $52,633
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $37,728       $41,821        $54,878       $52,441      $86,628
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (1.52)%       (0.96)% 2      (1.86)%       (1.69)%      (1.85)%
Total expenses                                 2.21%         2.27%          2.53%         2.79%        2.71%
Expenses after payments and waivers
and reduction to custodian expenses            2.20%         2.18%          2.23%         2.05%        2.36%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%           123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        29 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C       YEAR ENDED AUGUST 31,            2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 12.93       $ 10.49        $ 10.77       $  8.41      $ 14.19
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.20) 1       (.12) 1,2      (.20) 1       (.17)        (.37)
Net realized and unrealized gain (loss)         .10          2.56           (.08) 1       2.53        (5.41)
                                            -----------------------------------------------------------------
Total from investment operations               (.10)         2.44           (.28)         2.36        (5.78)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 12.83       $ 12.93        $ 10.49       $ 10.77      $  8.41
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (0.77)%       23.26%         (2.60)%       28.06%      (40.73)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $13,508       $13,600        $12,790       $14,594      $11,578
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $14,091       $13,458        $13,979       $12,521      $18,550
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (1.49)%       (1.03)% 2      (1.83)%       (1.70)%      (1.85)%
Total expenses                                 2.31%         2.41%          2.59%         2.80%        2.71%
Expenses after payments and waivers
and reduction to custodian expenses            2.17%         2.18%          2.20%         2.06%        2.36%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%           123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        30 | OPPENHEIMER ENTERPRISE FUND

CLASS N       YEAR ENDED AUGUST 31,            2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 13.84       $ 11.18        $ 11.41       $  8.87      $ 14.90
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.13) 1       (.08) 1,2      (.15) 1       (.13)        (.28)
Net realized and unrealized gain (loss)         .11          2.74           (.08) 1       2.67        (5.75)
                                            -----------------------------------------------------------------
Total from investment operations               (.02)         2.66           (.23)         2.54        (6.03)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 13.82       $ 13.84        $ 11.18       $ 11.41      $  8.87
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (0.15)%       23.79%         (2.02)%       28.64%      (40.47)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $50,676       $ 1,196        $   839       $   685      $   456
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $16,452       $ 1,058        $   781       $   537      $   249
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (0.92)%       (0.66)% 2      (1.32)%       (1.24)%      (1.44)%
Total expenses                                 2.11%         2.00%          2.10%         2.09%        2.25%
Expenses after payments and waivers
and reduction to custodian expenses            1.58%         1.68%          1.70%         1.60%        1.90%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%           123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        31 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y       YEAR ENDED AUGUST 31,            2006          2005          2004          2003         2002
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 14.35       $ 11.52       $ 11.67       $  9.02      $ 15.05
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   (.05) 1        .01 1,2      (.07) 1       (.10)        (.10)
Net realized and unrealized gain (loss)         .11          2.82          (.08) 1       2.75        (5.93)
                                            ----------------------------------------------------------------
Total from investment operations                .06          2.83          (.15)         2.65        (6.03)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 14.41       $ 14.35       $ 11.52       $ 11.67      $  9.02
                                            ================================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3             0.42%        24.57%        (1.29)%       29.38%      (40.07)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $11,607       $14,240       $14,376       $22,461      $16,020
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $13,236       $14,157       $19,642       $16,675      $19,590
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                  (0.35)%        0.10% 2      (0.62)%       (0.67)%      (0.70)%
Total expenses                                 1.01%         1.05%         0.98%         1.72%        2.16%
Expenses after payments and waivers
and reduction to custodian expenses            1.01%         1.05%         0.98%         1.03%        1.19%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%          123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        32 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                        33 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.


                        34 | OPPENHEIMER ENTERPRISE FUND

Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
    UNDISTRIBUTED   UNDISTRIBUTED          ACCUMULATED      SECURITIES AND OTHER
    NET INVESTMENT      LONG-TERM                 LOSS   INVESTMENTS FOR FEDERAL
    INCOME                   GAIN   CARRYFORWARD 1,2,3       INCOME TAX PURPOSES
    ----------------------------------------------------------------------------
    $--                       $--         $344,610,823               $19,730,316

1. As of August 31, 2006, the Fund had $344,610,823 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2006, details of the capital loss carryforwards were as follows:

                       EXPIRING
                       --------------------------------
                       2009                $  7,968,404
                       2010                 257,289,240
                       2011                  79,353,179
                                           ------------
                       Total               $344,610,823
                                           ============

2. During the fiscal year ended August 31, 2006, the Fund utilized $6,552,115 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended August 31, 2005, the Fund utilized $15,837,193 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                                        REDUCTION TO
                                REDUCTION TO         ACCUMULATED NET
       REDUCTION TO          ACCUMULATED NET           REALIZED LOSS
       PAID-IN CAPITAL       INVESTMENT LOSS          ON INVESTMENTS
       -------------------------------------------------------------
       $1,933,723                 $1,932,409                  $1,314

No distributions were paid during the years ended August 31, 2006 and August 31, 2005.


                        35 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities        $211,532,675
                                                 =============

           Gross unrealized appreciation         $ 31,014,330
           Gross unrealized depreciation          (11,284,014)
                                                 -------------
           Net unrealized appreciation           $ 19,730,316
                                                 =============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2006, the Fund's projected benefit obligations were decreased by $13,550 and payments of $4,846 were made to retired trustees, resulting in an accumulated liability of $42,833 as of August 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


                        36 | OPPENHEIMER ENTERPRISE FUND
the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED AUGUST 31, 2006       YEAR ENDED AUGUST 31, 2005
                                SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                         2,537,637     $ 37,289,319       2,612,694     $ 33,590,367
Redeemed                    (2,773,873)     (40,081,899)     (3,001,115)     (38,601,056)
                            -------------------------------------------------------------
Net decrease                  (236,236)    $ (2,792,580)       (388,421)    $ (5,010,689)
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                         1,077,578     $ 14,568,412         461,518     $  5,482,893
Redeemed                      (884,788)     (11,829,897)     (2,102,913)     (24,706,384)
                            -------------------------------------------------------------
Net increase (decrease)        192,790     $  2,738,515      (1,641,395)    $(19,223,491)
                            =============================================================


                        37 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             YEAR ENDED AUGUST 31, 2006       YEAR ENDED AUGUST 31, 2005
                                SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS C
Sold                           352,895     $  4,780,311         206,244     $  2,454,142
Redeemed                      (352,054)      (4,711,745)       (373,116)      (4,430,853)
                            -------------------------------------------------------------
Net increase (decrease)            841     $     68,566        (166,872)    $ (1,976,711)
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                         3,787,502     $ 54,986,681          35,566     $    453,829
Redeemed                      (206,135)      (2,905,558)        (24,213)        (303,253)
                            -------------------------------------------------------------
Net increase                 3,581,367     $ 52,081,123          11,353     $    150,576
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                           338,211     $  5,025,402         384,526     $  5,169,594
Redeemed                      (524,763)      (7,800,991)       (640,386)      (8,375,017)
                            -------------------------------------------------------------
Net decrease                  (186,552)    $ (2,775,589)       (255,860)    $ (3,205,423)
                            =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                            PURCHASES            SALES
        --------------------------------------------------------------
        Investment securities            $132,352,327      $87,069,222

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

        FEE SCHEDULE
        ----------------------------------------------
        Up to $200 million of net assets         0.75%
        Next $200 million of net assets          0.72
        Next $200 million of net assets          0.69
        Next $200 million of net assets          0.66
        Next $700 million of net assets          0.60
        Over $1.5 billion of net assets          0.58

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2006, the Fund paid $688,050 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                        38 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $907,276, $408,988 and $46,897, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
August 31, 2006           $83,794            $764         $76,491          $8,378         $16,250


                        39 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2006, OFS waived $184,577, $3,253, $20,151, $87,159 and $739 for Class A, Class B, Class
C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        40 | OPPENHEIMER ENTERPRISE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER ENTERPRISE FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Enterprise Fund, including the statement of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Enterprise Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 16, 2006


                        41 | OPPENHEIMER ENTERPRISE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        42 | OPPENHEIMER ENTERPRISE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        43 | OPPENHEIMER ENTERPRISE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board              Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta
of Trustees (since 2003),          Holding Corp. (waste-to-energy company) (since 2002); Director of
Trustee (since 1995)               Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-
Age: 75                            December 2002); Director of ConAgra Foods (1993-2001); Director of Texas
                                   Instruments (1993-2001); Director of FMC Corporation (1993-2001). Oversees 43
                                   portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research founda-
Trustee (since 2005)               tion) (since 2005); Director of ICI Education Foundation (education foundation)
Age: 65                            (October 1991-August 2006); President of the Investment Company Institute
                                   (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance
                                   Company (insurance company) (October 1991-June 2004). Oversees 43 portfo-
                                   lios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 53 portfolios in the
Trustee (since 1995)               OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 1999)               Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 68                            Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equip-
                                   ment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                                   Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward
                                   Academy (since 1983); Foreign Associate of Third World Academy of Sciences;
                                   Director of the Institute for Advanced Study (1991-2004); Director of Bankers
                                   Trust New York Corporation (1994-1999); Provost at Duke University (1983-
                                   1991). Oversees 43 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)               1998); and Senior Vice President and General Auditor of American Express
Age: 63                            Company (financial services company) (July 1998-February 2003). Oversees 43 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)               (since 2002); Managing Director of Carmona Motley, Inc. (privately-held finan-
Age: 54                            cial adviser) (since January 2002); Managing Director of Carmona Motley
                                   Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001);
                                   Member of the Finance and Budget Committee of the Council on Foreign
                                   Relations, the Investment Committee of the Episcopal Church of America, the
                                   Investment Committee and Board of Human Rights Watch and the Investment
                                   Committee of Historic Hudson Valley. Oversees 43 portfolios in the
                                   OppenheimerFunds complex.


                        44 | OPPENHEIMER ENTERPRISE FUND

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company)
Trustee (since 1995)               (February 1972-October 2005); Former Director of Prime Retail, Inc. (real estate
Age: 79                            investment trust), Dominion Energy Inc. (electric power and oil & gas producer),
                                   Lumberman's Mutual Casualty Company, American Motorists Insurance
                                   Company and American Manufacturers Mutual Insurance Company; Former
                                   President and Chief Executive Officer of The Conference Board, Inc. (interna-
                                   tional economic and business research). Oversees 43 portfolios in the
                                   OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consult-
Trustee (since 1995)               ing and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                            (non-profit educational organization); Founder, Chairman and Chief Executive
                                   Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                   Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                   Oversees 43 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)               Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                            Member of the Investment Committee of the Associated Jewish Charities of
                                   Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                   December 2001). Oversees 43 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                            Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                   Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                   Director of PacifiCorp. (electric utility) (1995-1999). Oversees 43 portfolios in the
                                   OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)               Director of Special Value Opportunities Fund, LLC (registered investment com-
Age: 63                            pany) (since September 2004); Member of Zurich Financial Investment Advisory
                                   Board (insurance) (since October 2004); Board of Governing Trustees of The
                                   Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                   Advanced Study (non-profit educational institute) (since May 1992); Special
                                   Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                   (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-
                                   2002) (investment research, non-profit); Governor, Jerome Levy Economics
                                   Institute of Bard College (August 1990-September 2001) (economics research);
                                   Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 53 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                   INITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR
                                   AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                   MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                   AND ITS AFFILIATES.


                        45 | OPPENHEIMER ENTERPRISE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and             (since September 2000) of the Manager; President and a director or trustee of
Principal Executive Officer        other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2001)                       Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 57                            Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                   July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager) (since November 2001); Chairman and Director of Shareholder
                                   Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent sub-
                                   sidiaries of the Manager) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                   Asset Management Corporation, Trinity Investment Management Corporation
                                   and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                   Asset Management Corporation and OFI Private Investments, Inc. (since July
                                   2001); President (since November 1, 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                   February 1997); Director of DLB Acquisition Corporation (holding company par-
                                   ent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President
                                   and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                   (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                   1998). Oversees 91 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                        GILSTON, ZACK, GILLESPIE AND MS. BLOOMBERG , TWO WORLD FINANCIAL CENTER, 225
                                   LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                   PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-
                                   3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

ALAN GILSTON,
Vice President and Portfolio       Vice President of the Manager since September 1997. An officer of 1 portfolio in
Manager (since 2004)               the OppenheimerFunds complex.
Age: 48

MARK S. VANDEHEY,
Vice President and Chief           Senior Vice President and Chief Compliance Officer of the Manager (since
Compliance Officer                 March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
(since 2004)                       Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
Age: 56                            Former Vice President and Director of Internal Audit of the Manager (1997-
                                   February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.


                        46 | OPPENHEIMER ENTERPRISE FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal            Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting           Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Officer (since 1999)               Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
Age: 47                            Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                   OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                   November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                   Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999),Centennial Asset Management Corporation (March 1999-
                                   October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                   2003); Principal and Chief Operating Officer of Bankers Trust Company-
                                   Mutual Fund Services Division (March 1995-March 1999). An officer of 91 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer                Product Accounting of the Manager (November 1998-July 2002). An officer of
(since 2004)                       91 portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                       Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 36                            Director of Mutual Fund Operations at American Data Services, Inc. (September
                                   2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)             March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 58                            (since December 2001); General Counsel of Centennial Asset Management
                                   Corporation (since December 2001); Senior Vice President and General
                                   Counsel of HarbourView Asset Management Corporation (since December
                                   2001); Secretary and General Counsel of OAC (since November 2001);
                                   Assistant Secretary (since September 1997) and Director (since November
                                   2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                   Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                   (since November 2001); Senior Vice President, General Counsel and Director of
                                   Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                   December 2001); Senior Vice President, General Counsel and Director of OFI
                                   Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program (since June 2003); Senior
                                   Vice President and General Counsel of OFI Institutional Asset Management,
                                   Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited
                                   (since December 2003); Senior Vice President (May 1985-December 2003),
                                   Acting General Counsel (November 2001-February 2002) and Associate
                                   General Counsel (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of the following: Shareholder Services, Inc. (May 1985-November
                                   2001), Shareholder Financial Services, Inc. (November 1989-November 2001),
                                   and OppenheimerFunds International Ltd. (September 1997-November 2001).
                                   An officer of 91 portfolios in the OppenheimerFunds complex.


                        47 | OPPENHEIMER ENTERPRISE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary                Vice President (April 2001-April 2004), Associate General Counsel (December
(since 2004)                       2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 38                            General Counsel (May 1999-December 2000) of UBS Financial Services Inc. (for-
                                   merly, PaineWebber Incorporated). An officer of 91 portfolios in the
                                   OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary                October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                       (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 40                            Management Corporation (since October 2003); Vice President and Assistant
                                   Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of
                                   OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                   December 2001); Assistant Counsel of the Manager (August 1994-October 2003).
                                   An officer of 91 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary                September 2004); First Vice President (2000-September 2004), Director (2000-
(since 2004)                       September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 42                            Management. An officer of 91 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                        48 | OPPENHEIMER ENTERPRISE FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $13,000 in fiscal 2006 and $13,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2006 and $132,059 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: filing form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $8,000 in fiscal 2006 and no such fees in 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $83,000 in fiscal 2006 and $137,059 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Enterprise Fund


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006


By:   /S/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006